Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Segment disclosure
Summary of revenue and non-current assets by Geography

For the years ended December 31	2022	2021
Australia[1]	$47,482	$51,325
Peru[2]	46,742	55,140
Canada[3]	17,582	13,525
Mongolia[2]	15,503	6,096
South Africa[2]	13,817	14,564
Colombia[2]	9,150	7,922
United States[2]	1,609	1,849
Total revenues	$151,885	$150,421
1.	Includes revenue from streams for the year ended December 31, 2022 of $25,316 (2021: $26,797) and revenues from royalties for the year ended December 31, 2022 of $22,166 (2021: $24,528).
2.	All revenue from streams.
3.	Includes revenue from streams for the year ended December 31, 2022 of $9,437 (2021: $6,903), revenues from royalties for the year ended December 31, 2022 of $6,539 (2021: $6,622) and other revenue of $1,606 (2021: $nil).

As at December 31	2022	2021
Australia	$572,988	$587,208
United States	200,457	172,902
Canada	151,800	125,546
South Africa	131,345	135,722
Peru	95,620	116,974
Colombia	48,577	50,718
Chile	20,172	14,900
Mongolia	19,315	20,861
Other	6,150	6,150
Total non-current assets	$1,246,424	$1,230,981